Property and Equipment Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Vehicles	$ 74,398	$ 199,502
Less: accumulated depreciation	(72,537)	(182,762)
Total Property Plant And Equipment	$ 1,861	$ 16,740
Estimated useful life	5 years